Decommissioning and Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Disclosure of detailed information about decommissioning and rehabilitation provision [Text Block]
	December 31 2017	December 31 2016

Balance – beginning of year	$4,955	$5,111

(Decrease) increase due to re-estimation	37	(220)
Accretion expense, included in finance costs	63	64

Balance – end of year	$5,055	$4,955